TROUTMAN SANDERS LLP

ATTORNEYS AT LAW
A LIMITED LIABILITY PARTNERSHIP
THE CHRYSLER BUILDING
405 LEXINGTON AVENUE
NEW YORK, NEW YORK 10174-0700
www.troutmansanders.com
TELEPHONE: 212-704-6000
FACSIMILE: 212-704-6288

Lawrence David Swift	Direct Dial:	212-704-6147
LDSwift@troutmansanders.com	Fax:	212-704-6159

VIA EDGAR (As Correspondence)

October 23, 2009

Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington, DC 20549

Attn:	Jennifer Thompson,
Accounting Branch Chief

Re:	S-3 Registration Statement from SPAR Group, Inc. (Your File No. 0-27408)

SPAR Group, Inc. (“SGRP”), today filed a Registration Statement on Form S-3 (the “Registration Statement”) with the Securities and Exchange Commission (the “Commission”).

Reference is made to your letters dated August 21, 2009 (the “First Comment Letter”), and October 7, 2009 (the “Second Comment Letter”), to Gary S. Raymond, Chief Executive Officer and President, of SGRP, concerning the staff’s comments following its review of SGRP’s periodic filings on Form 10-K for the year ended December 31, 2008, and on Forms 10-Q for the quarters ended March 31, 2009, and June 30, 2009, and concerning the staff’s additional comments following its review of SGRP’s original response letter dated September 18, 2009, respectively. By his letter dated October 19, 2009, James R. Segreto, SGRP’s Chief Financial Officer, wrote to you confirming SGRP’s intention of responding to your Second Comment Letter by November 5, 2009.

We are writing (at SGRP’s request) to confirm to you that SGRP understands that the issues raised in your First Comment Letter, your Second Comment Letter or any related subsequent correspondence from you (collectively, the “Comment Letters”) and still under discussion will, to the extent materially affecting any disclosure incorporated by reference into its Prospectus or Registration Statement (the “Affected Issues”), need to be settled prior to the time its Registration Statement becomes effective.

We also confirm (at SGRP’s request) that SGRP has included a delaying amendment in its Registration Statement in order to (among other things) give you and SGRP time to discuss and resolve or otherwise settle the Affected Issues. SGRP reserves the right to remove such delaying amendment and seek effectiveness of its Registration Statement as provided in such amendment.

Very Truly Yours,

/s/ Larry David Swift

Lawrence David Swift

cc:	James R. Segreto